Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Receivables [Text Block]

17Receivables

Non-current receivables

Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment businesses amounting to EUR 29 million (2019: EUR 31 million), for Signify indemnification amounting to EUR 55 million (2019: EUR 76 million), advance income tax payments amounting to EUR 78 million for which Philips expects to get a refund and insurance receivables in Other in the US amounting to EUR 38 million (2019: EUR 41 million).

Current receivables

Current receivables of EUR 4,156 million (2019: EUR 4,554 million) at December 31, 2020 included trade accounts receivable (net of allowance) of EUR 3,928 million (2019: EUR 4,280 million), accounts receivable other of EUR 191 million (2019: EUR 242 million) and accounts receivable from investments in associates of EUR 37 million (2019: EUR 32 million).

The accounts receivable, net, per segment are as follows:

Philips Group

Accounts receivables-net

in millions of EUR

	2019	2020
Diagnosis & Treatment	1,905	1,653
Connected Care	1,089	1,124
Personal Health	1,122	1,017
Other	163	133
Accounts receivable-net	4,280	3,928

The aging analysis of accounts receivable, net, is set out below:

Philips Group

Aging analysis

in millions of EUR

	2019	2020
current	3,591	3,413
overdue 1-30 days	251	189
overdue 31-180 days	333	224
overdue > 180 days	105	102
Accounts receivable-net	4,280	3,928

The above net accounts receivable represent current and overdue but not fully impaired receivables.

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

	2019	2020
Balance as of January 1	194	211
Additions charged to expense	23	19
Deductions from allowance1)	(9)	(17)
Transfer to assets held for sale		(1)
Other movements	3	(16)
Balance as of December 31	211	195
1)Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as per December 31, 2020 are allowances for individually impaired receivables of EUR 186 million (2019: EUR 200 million) .